Capital and Reserves	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Capital and Reserves
Note 22 - Capital and Reserves

A.	Share capital

	2020	2019	2018
	NIS
Issued and paid at January 1	1,472,885	1,161,968	1,010,446
Equity offering	-	306,000	121,212
Exercise of share options	154,873	4,917	30,310
Issued and paid at December 31	1,627,758	1,472,885	1,161,968

The share capital is comprised of ordinary shares of NIS 0.01 par value each.

1.	In June 2019, 3,030,300 series 2 options of the Company which were issued on June 2018, expired.

2.	In December 2019, The Company issued for immediate total net consideration of approximately ILS 309 million:
A.	30,600,000 ordinary shares of the Company (par value ILS 0.01 per share, or ordinary shares).
B.
7,038,300 Series 3 Options. Each Option entitled the holder thereof to purchase one ordinary share at an exercise price of ILS 8.64, until April 1, 2020. In March 2020 the court granted the Company’s request and extended the exercise period for Series 3 Options until June 30, 2020.

C.	6,426,000 Series 4 Options. Each Option entitled the holder thereof to purchase one ordinary share at an exercise price of ILS 9.60, until September 30, 2020.

3.	In May 2020, the Company issued to the public:
A.	ILS 222,000,000 par value debentures Series L (for details see Note 20).
B.	2,220,000 Series 4 Options. Each Option entitled its holder to purchase one ordinary share at an exercise price of ILS 9.6, as of September 30, 2020.

4.
Until June 30, 2020, 7,024,194 Series 3 Options were exercised, while the balance expired. Until September 30, 2020, 8,644,981 Series 4 Options were exercised, while the balance expired. The total proceeds received from exercising the Options in the reporting period was ILS 140 million.

5.	On December 31, 2020, 2019 and 2018, the authorized share capital was comprised of 300 million ordinary shares.

B.	Basic and diluted earnings (loss) per share

The calculation of basic earnings (loss) per share was based on the profit (loss) attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding (107,499,543, 118,376,455 and 153,751,724 during the years 2018, 2019 and 2020, respectively). In 2018 – 2020, the basic loss per share was adjusted to the diluted loss since the effect of the exercise addition of the Options is anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period that the options were outstanding.

C.	Dividends

In 2018-2020 the Company did not distribute dividends to the shareholders of the Company.